U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:       Keystone Diversified
                                           Bond Fund (B-2)
                                           200 Berkeley Street
                                           Boston, MA  02116


2. Name of each series or class of funds for which this notice is filed:
                           Shares of beneficial interest, $1.00 par value

3.       Investment Company Act File Number:  811-93
         Securities Act File Number: 2-10659

4.       Last day of fiscal year for which this notice is filed:

                           August 31, 1996

5. Check box if this notice is being filed for than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                           Not Applicable

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                           Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                             1,323,755

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                            14,905,583
                          $224,484,490

9. Number and aggregate sale price of securities sold during the fiscal year:

                             5,954,123
                           $89,671,653

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                -0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                             1,709,087
                           $25,564,686

12.      Calculation of registration fee:

          (i)  Aggregate sale price of
               securities sold during
               the fiscal year in reliance
               on Rule 24f-2 (from Item 10):                 $    -0-
                                                             ------------

         (ii)  Aggregate price of shares
               issued in connection with
               dividend reinvestment plans
               (from Item 11, if applicable):                $ 25,564,686
                                                             ------------

        (iii)  Aggregate price of shares
               redeemed or repurchased
               during the fiscal year (if
               applicable):                                - $273,136,100
                                                             ------------

         (iv)  Aggregate   price  of  shares
               redeemed  or  repurchased  and
               previously  applied as a reduction
               to filing fees pursuant to Rule
               24e-2 (if applicable):                      +     -0-
                                                             ------------

          (v)  Net aggregate  price of securities
               sold and issued during the fiscal
               year in  reliance  on Rule 24f-2
               [line (i),  plus line (ii), less
               line (iii), plus line (iv)]
               (if applicable):                              $   -0-
                                                             ------------

         (vi)  Multiplier prescribed by
               Section 6(b) of the Secu-
               rities Act of 1933 or other
               applicable law or regulation                X     1/2900
                                                             ------------

        (vii)  Fee due [line (i) or line (v)
               multiplied by line (vi)]                    X     -0-
                                                             ------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not applicable

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         BY (Signature and Title):  /s/ Martin J. Wolin
                                    Assistant Secretary

         DATE: October 30, 1996